Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 1,465	¥ 1,302
Fair value	15	19
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,266	1,105
Fair value	12	15
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	199	197
Fair value	3	4
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	1,628	1,541
Fair value	¥ (14)	¥ (22)